CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022		Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022		Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021		Mar. 31, 2020
Current assets
Cash and cash equivalents	$ 1,537,609				$ 1,185,221					$ 4,340,529
Accounts receivable, net, current portion	204,763				418,022					502,031
Inventories	0				286,488					127,933
Finance lease receivables, net, current portion	170,337				314,264					541,605
Prepayments, other receivables and other assets, net	1,362,817				2,713,208					2,660,083
Due from related parties, current portion	659,299				682,335					0
Current assets - discontinued operations					0					2,720,825
Total current assets	3,944,641				5,599,538					10,893,006
Property and equipment, net
Property and equipment, net	3,530,196				5,658,773					3,251,331
Property and equipment, net - discontinued operations					0					454,408
Total property and equipment, net	3,530,196				5,658,773					3,705,739
Other assets
Operating lease right-of-use assets, net	174,262				109,621					233,751
Operating lease right-of-use assets, net, related parties	139,787				515,906					580,367
Financing lease right-of-use assets, net	690,365				305,933					577,079
Intangible assets, net	819,671				959,551					968,131
Goodwill					0					135,388
Accounts Receivable, Net, Noncurrent	0				69					61,943
Finance lease receivables, net, noncurrent	50,205				92,980					473,472
Due from a related party, noncurrent	5,351,735				6,635,746					0
Other assets - discontinued operations					0					4,674,403
Total other assets	8,063,756				8,619,806					7,704,534
Total assets	15,538,593				19,878,117					22,303,279
Current liabilities
Borrowings from financial institutions	22,857				145,542					0
Accounts payable	61,090				14,446					44,769
Advances from customers	120,871				120,629					110,173
Accrued expenses and other liabilities	2,715,209				2,444,367					2,873,227
Due to related parties and affiliates	117,237				11,682					82,909
Operating lease liabilities	104,075				50,177					109,813
Operating lease liabilities - related parties	163,558				330,781					243,726
Financing lease liabilities	402,526				304,557					358,135
Derivative liabilities	572,021				2,215,204					1,278,926
Current liabilities - discontinued operations	485,736				528,426					11,677,266
Total current liabilities	4,765,180				6,165,811					16,778,944
Other Liabilities
Operating lease liabilities, non-current	97,350				47,910					95,886
Operating lease liabilities, non-current - related parties	52,205				226,896					341,549
Financing lease liabilities, non-current	289,358				1,376					218,944
Deferred tax liability	42,746				46,386					44,993
Other liabilities discontinued operations					0					2,250,393
Total other liabilities	481,659				322,568					2,951,765
Total liabilities	5,246,839				6,488,379					19,730,709
Commitments and contingencies
Mezzanine Equity (redeemable)
Series A convertible preferred stock (par value $0.0001 per share, 5,000 shares authorized; 5,000 and 0 shares issued and outstanding at March 31, 2022 and 2021, respectively), net of issuance costs of $118,344	285,802				820,799					0
Stockholders' equity
Common stock (par value $0.0001 per share, 10,000,000 shares authorized; 6,178,381 and 4,978,073 shares issued and outstanding at March 31, 2022 and 2021, respectively)*	782	[1]			630	[1]				498	[2]
Additional paid-in capital	43,339,412				42,803,033					40,759,807
Accumulated deficit	(36,323,523)				(34,601,545)					(34,064,921)
Accumulated other comprehensive loss	(1,327,692)				(109,454)					(838,671)
Total Senmiao Technology Limited stockholders' equity	5,688,979				8,092,664					5,856,713
Non-controlling interests	4,316,973				4,476,275					(3,284,143)
Total equity	10,005,952		$ 10,662,480	$ 12,112,569	12,568,939		$ (1,969,316)	$ (2,560,833)	$ (2,540,300)	2,572,570		$ 1,472,357
Total liabilities, mezzanine equity and equity	$ 15,538,593				$ 19,878,117					$ 22,303,279

[1]	Giving retroactive effect to the 1-for-10 reverse stock split effected on April 6, 2022
[2]	Giving retroactive effect to the 1-for-10 reverse stock split effected on April 6, 2022